Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Warrants

14. Warrants

During the three months ended March 31, 2021 a total of 15,450,693 warrants were exercised for 15,450,693 common shares. 14,660,450 warrants were exercised at $0.20 per share, the remaining 790,243 warrants were exercised on a cashless basis, refer to note 5. As of March 31, 2021 15,390,043 common shares were issued with the remaining 60,650 common shares issued subsequent to the period ended.

During the three months ended March 31, 2021 the Company issued 30,048,199 and 30,499,800 warrants convertible to 1 and 2 common shares each exercisable for a period of 12 and 18 months respectively. The warrants were issued in connection with the Reg-A public offering and private placement offering respectively. The exercise price of the warrants is $0.20 per share.

During the three month ended March 31, 2021 the Company and warrant holder reached an agreement to amend a previous warrant agreement. The Company will issue an additional 150,000 warrants for a total of 250,000 warrants. The exercisable period of the warrants was also amended to a period of five years beginning on January 14, 2021. The warrants are convertible to 1 common share each exercisable at $2 per share.

As of March 31, 2021 the Company has the following warrants outstanding:

Exercise price	Number outstanding	Remaining Contractual Life (Years)	Expiry date
$0.20	225,000	0.67	December 1, 2021
$0.20	25,349,050	0.80	February 24, 2022
$2.00	250,000	1.33	April 29, 2022
$0.10	109,757	3.91	February 25, 2025
$0.12	1,250,000	3.97	March 20, 2025
$0.20	30,499,800	1.50	October 1, 2022
	57,683,607	2.03

	March 31, 2021		December 31, 2020
	Number of warrants	Weighted average price	Number of warrants	Weighted average price
Balance, beginning of year	12,436,301	$0.20	-	$-
Issuance	60,697,999	$0.21	12,436,301	$0.20
Exercise	(15,450,693)	$(0.19)	-	$-
Balance, end of period	57,683,607	$0.22	12,436,301	$0.20

22. Warrants

During the year ended December 31, 2020 the Company issued 900,000 warrants convertible to one common share each with an exercise period of 5 years. The exercise price of the warrants is $0.10 per share (subject to adjustment) and may be exercised on a cashless basis, refer to note 8. Refer to notes 25 for subsequent exercise of 790,243 warrants. The fair value of the warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	1.16%
Expected volatility	255%
Expected life (years)	5
Exercise price	$0.10
Stock price	$0.27

During the year ended December 31, 2020, the Company issued 1,250,000 and 100,000 warrants convertible to one common share each exercisable until March 30, 2025 and April 29, 2022 respectively. The warrants were issued in connection with a subscriptions payable and advisory agreement. The exercise price of the warrants are $0.12 and $2.00 per share. Refer to note 25 for subsequent issuance of an additional 150,000 warrant.

The fair value of the 1,250,000 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	0.025%
Expected volatility	249%
Expected life (years)	5
Exercise price	$0.12
Stock price	$0.06

The fair value of the 100,000 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	2.27%
Expected volatility	297%
Expected life (years)	3
Exercise price	$2
Stock price	$0.13

During the year ended December 31, 2020 the Company issued 225,000 warrants in connection to a advertising agreement and 9,961,301 warrants related to the Reg-A public offering. The warrants are convertible at a rate of 1:1 common share, exercisable until December 1 and 22, 2021 respectively. The exercise price of the warrants are $0.20 per share.

The fair value of the 225,000 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	0.12%
Expected volatility	244%
Expected life (years)	1
Exercise price	$0.20
Stock price	$0.17

The fair value of the 9,961,301 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	0.09%
Expected volatility	239%
Expected life (years)	1
Exercise price	$0.20
Stock price	$0.13

Exercise price	Number outstanding	Remaining Contractual Life (Years)	Expiry date
$0.20	225,000	0.92	December 1, 2021
$0.20	9,961,301	0.98	December 22, 2021
$2.00	100,000	1.33	April 29, 2022
$0.10	900,000	4.16	February 25, 2025
$0.12	1,250,000	4.22	March 20, 2025
	12,436,301	2.32

	December 31, 2020		December 31, 2019
	Number of warrants	Weighted average price	Number of warrants	Weighted average price
Balance, beginning of year	-	$-	-	$-
Issuance	12,436,301	$0.52	-	$-
Balance, end of period	12,436,301	$0.52	-	$-